Salaries and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits expense - gross
Wages and salaries	$ 1,288	$ 1,133	$ 879
Benefits	96	82	65
Pensions—defined contribution	9	7	3
Salaries and benefits	$ 1,393	$ 1,222	$ 947